Equity - Movement of equity reserves (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity
Opening balance	$ 105,913	$ 100,253
Closing balance	106,739	105,913
Equity reserves
Equity
Opening balance	24,156	17,923
Release of reserves	(12,502)	(8,175)
Appropriation of reserves	18,638	14,408
Closing balance	$ 30,292	$ 24,156